Operating Leases - Leases (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Leases [Abstract]
Future minimum operating lease payments 2017	$ 458
Future minimum operating lease payments 2018	299
Future minimum operating lease payments 2019	303
Future minimum operating lease payments 2020	307
Future minimum operating lease payments 2021	311
Future minimum operating lease payments therafter	501
Total Minimum operating lease payments	$ 2,179